787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

August 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for
BlackRock Municipal Income Trust II
BlackRock Municipal Income Quality Trust
BlackRock Municipal Income Trust
BlackRock MuniHoldings Quality Fund II, Inc.
BlackRock MuniHoldings Fund, Inc.

Ladies and Gentlemen:

On behalf of BlackRock BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”), of BlackRock Municipal Income Trust II (“BLE”), BlackRock Municipal Income Quality Trust (“BYM”), BlackRock Municipal Income Trust (“BFK”) and BlackRock MuniHoldings Quality Fund II, Inc. (“MUE” and together with BLE, BYM and BFK, the “Target Funds”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Funds (collectively, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on July 16, 2025, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck
Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.
Benjamin Niehaus, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Eli Schwartz, Esq., Willkie Farr & Gallagher LLP
Eveline Komrij, Esq., Willkie Farr & Gallagher LLP

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